Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accounts receivable		¥ 21,502	¥ 21,489
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable		25,936	26,181
Cost/Deemed cost [member] | China Telecom Group [member]
Disclosure of financial assets [line items]
Accounts receivable	[1]	1,784	1,188
Cost/Deemed cost [member] | China Tower [member]
Disclosure of financial assets [line items]
Accounts receivable		23	5
Cost/Deemed cost [member] | Third parties [member]
Disclosure of financial assets [line items]
Accounts receivable		23,688	24,438
Cost/Deemed cost [member] | Other telecommunications operators in the PRC [member]
Disclosure of financial assets [line items]
Accounts receivable		441	550
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable		¥ (4,434)	¥ (4,692)

[1]	China Telecommunications Corporation together with its subsidiaries other than the Group are referred to as “China Telecom Group”.